Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 28, 2013	Feb. 18, 2014 Class A [Member]	Feb. 18, 2014 Class B [Member]
Entity Registrant Name	FEDERATED INVESTORS INC /PA/
Entity Central Index Key	0001056288
Trading Symbol	FII
Document Type	10-K
Document Period End Date	Dec. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Amendment Flag	false
Entity Common Stock, Shares Outstanding			9,000	104,726,483
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 2,600,000,000